Cover	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2025
Entity Registrant Name	Foghorn Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39634
Entity Tax Identification Number	47-5271393
Entity Address, Address Line One	500 Technology Square, Ste 700
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	586-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol(s)	FHTX
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001822462
Entity Address, City or Town	MA
Entity Address, City or Town	Cambridge,